INCOME TAXES - Disclosure of detailed information about deferred income tax asset (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Deferred tax assets	$ 15,166	$ 13,621
Unrecognized deferred tax assets	(10,688)	(12,696)
Deferred tax liabilities	(4,909)	(1,356)
Net deferred income tax liabilities	(431)	(431)
Deferred income tax assets	105	105
Deferred income tax liabilities	(536)	(536)
Mineral expenditures and capital assets [Member]
Deferred tax assets:
Deferred tax assets	2,060	3,184
Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	455	828
Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	$ 12,651	$ 9,609